Schedule of Assets (Held at End of Year) (Details) - Covista Retirement Plan (the "Plan")	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Assets (Held at End of Year)
EBP, Plan Name	Covista Retirement Plan
Plan number	001
Entity tax identification number	36-3150143
Participant Loans	$ 10,265,394
Total Investments	$ 703,037,455
Investment, Identifier [Axis]: Ariel, International Inst, Money Market And Mutual Funds
Schedule of Assets (Held at End of Year)
Investment issuer name	cvsa:ArielMember
Investment type	Money Market and Mutual Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 10,352,416
Investment, Identifier [Axis]: Baird, Core Plus Inst, Money Market And Mutual Funds
Schedule of Assets (Held at End of Year)
Investment issuer name	cvsa:BairdMember
Investment type	Money Market and Mutual Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 20,718,300
Investment, Identifier [Axis]: Covista Inc, Common Stock
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:CovistaIncMember
Investment type	Employer Common Stock
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 9,908,025
Investment, Identifier [Axis]: Dimensional Fund Advisors, U.S. Portfolio Institutional Class, Money market And Mutual Funds
Schedule of Assets (Held at End of Year)
Investment issuer name	cvsa:DimensionalFundAdvisorsMember
Investment type	Money Market and Mutual Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 20,204,749
Investment, Identifier [Axis]: Dodge And Cox, Balanced Fund, Money Market And Mutual Funds
Schedule of Assets (Held at End of Year)
Investment issuer name	cvsa:DodgeAndCoxMember
Investment type	Money Market and Mutual Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 17,063,315
Investment, Identifier [Axis]: Empower Annuity Insurance Company of America, Guaranteed Income Fund At Contract Value
Schedule of Assets (Held at End of Year)
Investment issuer name	cvsa:EmpowerAnnuityInsuranceCompanyOfAmericaMember
Investment type	cvsa:EmployeeBenefitPlanGuaranteedIncomeFundMember
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 20,708,360
Investment, Identifier [Axis]: Fidelity Institutional Asset Management Trust Company, Index Target Date 2015, Collective Trusts
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInstitutionalAssetManagementTrustCompanyMember
Investment type	Collective Trusts
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 12,365,151
Investment, Identifier [Axis]: Fidelity Institutional Asset Management Trust Company, Index Target Date 2025, Collective Trusts
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInstitutionalAssetManagementTrustCompanyMember
Investment type	Collective Trusts
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 52,469,384
Investment, Identifier [Axis]: Fidelity Institutional Asset Management Trust Company, Index Target Date 2035, Collective Trusts
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInstitutionalAssetManagementTrustCompanyMember
Investment type	Collective Trusts
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 113,459,357
Investment, Identifier [Axis]: Fidelity Institutional Asset Management Trust Company, Index Target Date 2045, Collective Trusts
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInstitutionalAssetManagementTrustCompanyMember
Investment type	Collective Trusts
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 149,176,074
Investment, Identifier [Axis]: Fidelity Institutional Asset Management Trust Company, Index Target Date 2055, Collective Trusts
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInstitutionalAssetManagementTrustCompanyMember
Investment type	Collective Trusts
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 68,182,062
Investment, Identifier [Axis]: Fidelity Institutional Asset Management Trust Company, Index Target Date 2065, Collective Trusts
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInstitutionalAssetManagementTrustCompanyMember
Investment type	Collective Trusts
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 2,568,755
Investment, Identifier [Axis]: Fidelity Institutional Asset Management Trust Company, Index Target Date Income, Collective Trusts
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInstitutionalAssetManagementTrustCompanyMember
Investment type	Collective Trusts
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 3,431,866
Investment, Identifier [Axis]: Fidelity Investments Institutional Operations Company, LLC, Fidelity 500 Index Inst Fund, Money Market And Mutual Funds
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInvestmentsInstitutionalOperationsCompanyLlcMember
Investment type	Money Market and Mutual Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 145,022,097
Investment, Identifier [Axis]: Fidelity Investments Institutional Operations Company, LLC, Fidelity Brokerage Link, Money Market And Mutual Funds
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInvestmentsInstitutionalOperationsCompanyLlcMember
Investment type	Money Market and Mutual Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 145,440
Investment, Identifier [Axis]: Fidelity Investments Institutional Operations Company, LLC, Fidelity Government Cash Reserves, Money Market And Mutual Funds
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInvestmentsInstitutionalOperationsCompanyLlcMember
Investment type	Money Market and Mutual Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 2,388
Investment, Identifier [Axis]: Fidelity Investments Institutional Operations Company, LLC, Government Money Market Fund, Money Market And Mutual Funds
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInvestmentsInstitutionalOperationsCompanyLlcMember
Investment type	Money Market and Mutual Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 18,109,711
Investment, Identifier [Axis]: Fidelity Investments Institutional Operations Company, LLC, International Index, Money Market And Mutual Funds
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInvestmentsInstitutionalOperationsCompanyLlcMember
Investment type	Money Market and Mutual Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 15,654,888
Investment, Identifier [Axis]: Fidelity Investments Institutional Operations Company, LLC, Mid Cap Index, Money Market And Mutual Funds
Schedule of Assets (Held at End of Year)
Investment party in interest	true
Investment issuer name	cvsa:FidelityInvestmentsInstitutionalOperationsCompanyLlcMember
Investment type	Money Market and Mutual Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 12,502,222
Investment, Identifier [Axis]: PIMCO, All Asset Fund Institutional Class, Money Market And Mutual Funds
Schedule of Assets (Held at End of Year)
Investment issuer name	cvsa:PimcoMember
Investment type	Money Market and Mutual Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investments, current value	$ 727,501
Money Market and Mutual Funds
Schedule of Assets (Held at End of Year)
Investments, current value	260,503,027
Collective Trusts
Schedule of Assets (Held at End of Year)
Investments, current value	$ 401,652,649
Minimum
Schedule of Assets (Held at End of Year)
Interest on loans (as a percent)	4.25%
Maximum
Schedule of Assets (Held at End of Year)
Interest on loans (as a percent)	9.50%
Latest maturity date	Dec. 31, 2025